Significant Accounting Policies - Allowances (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Allowances for excess or obsolete materials and supplies	$ 7,300,000	$ 8,000,000